EQUITY (Details) - $ / shares	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017	Aug. 31, 2016
Weighted- Average Exercise Price
Balances	$ 1.75
Warrant
Number of Shares
Balances	3,077,998	0
Granted	4,162,952	4,229,998	0
Exercised	(2,314,615)	(1,152,000)	0
Forfeited	0	0	0
Balances	4,926,335	3,077,998	0
Weighted- Average Exercise Price
Balances	$ 1.63	$ 0.00
Granted	0.97	1.52	$ 0.00
Exercised	1.33	1.25	0.00
Forfeited	0	0.00	0.00
Balances	$ 1.21	$ 1.63	$ 0.00